DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Schedule of depreciation, amortization and impairment by function (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation, amortization and impairment by function
Total	$ 390.9	$ 273.8	$ 220.9
Cost of goods sold
Depreciation, amortization and impairment by function
Total	53.8	38.0	38.0
Selling, general and administrative expenses
Depreciation, amortization and impairment by function
Total	330.4	235.8	182.9
Impairment losses on non-financial assets
Depreciation, amortization and impairment by function
Total	$ 6.7	$ 0.0	$ 0.0